Issued capital and reserves - Share activity (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions			1 Months Ended	12 Months Ended
		Mar. 20, 2017 USD ($) $ / shares shares	Mar. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 € / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($)
Issued capital and reserves
Authorized share capital | €			€ 55
Cancellation of ordinary shares | shares			11,111,200
Ordinary shares issued | shares						236,300,000	236,300,000
Related party borrowings | $				$ 709			$ 0
Share capital | $						$ 23	23
Share premium | $				274		1,292	1,290		$ 571
Contribution from parent | $	[1]			$ 485
Borrowings gross | $						$ 7,935	8,380
ARD Group Finance Holding S.A.
Issued capital and reserves
Related party borrowings | $							$ 716	$ 716
Class A common shares
Issued capital and reserves
Shares authorized | shares								1,000,000,000
Par value per share | € / shares			€ 0.01		€ 0.01
Ordinary shares issued | shares		18,630,000				18,600,000	18,600,000
Class A common shares | IPO
Issued capital and reserves
Ordinary shares issued | shares		18,630,000
Price per share | $ / shares		$ 19.00
Net proceeds of IPO | $		$ 323
Underwriting discounts | $		21
Transaction costs | $		$ 10
Class B common shares
Issued capital and reserves
Shares authorized | shares								450,000,000
Par value per share | € / shares			€ 0.10		€ 0.10
Ordinary shares issued | shares						217,700,000	217,700,000	217,696,000
Number of pro rata shares issued in share reorganization at equivalent total par value | shares			1,111,120
Number of additional pro-rata shares issued in share reorganization at no consideration. | shares			216,498,726
Share capital | $						$ 23	$ 23
Class B common shares | ARD Group Finance Holding S.A.
Issued capital and reserves
Ordinary shares issued | shares							86,154	86,154

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements